Organization and Principal Activities (Details) - USD ($)		1 Months Ended
	Dec. 14, 2020	Jul. 26, 2019
Organization and Principal Activities (Details) [Line Items]
Cash		$ 400,000
Aggregate of authorized shares (in Shares)		475,000
Ordinary share price (in Dollars per share)	$ 16	$ 16
Cancellation of ordinary shares (in Shares)	475,000
Payment of cash consideration	$ 400,000
Business Consideration [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of acquisition	100.00%	100.00%
Total consideration	$ 8,000,000	$ 8,000,000